RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Beneficial Owner [Member]
Related Party Transaction [Line Items]
Equity Method Investments	$ 162,350	$ 35,582
Scott Woodow [Member]
Related Party Transaction [Line Items]
Payment for Management Fee	236,525	$ 192,783
Prateek Dwivedi [Member]
Related Party Transaction [Line Items]
Payment for Management Fee	$ 32,500